Business Acquisitions - Schedule of Purchase Price of Each Transaction (Parenthetical) (Detail) - USD ($) $ in Thousands						12 Months Ended
	Dec. 01, 2016	Oct. 15, 2015	Jun. 15, 2015	Dec. 15, 2014	Jun. 30, 2014	Dec. 31, 2016
Ingrid Knutsen [Member]
Business Acquisition [Line Items]
Cash consideration paid to KNOT (from KNOT)		$ 10,472
Purchase price adjustments		2,391
Purchase price		12,863
Vessels and equipment		$ 115,000
Dan Sabia [Member]
Business Acquisition [Line Items]
Cash consideration paid to KNOT (from KNOT)				$ 38,531
Purchase price adjustments			$ 2,700	2,655
Purchase price			41,186	41,186
Vessels and equipment			$ 103,389
Dan Cisne [Member]
Business Acquisition [Line Items]
Cash consideration paid to KNOT (from KNOT)				8,836
Purchase price adjustments				(2,606)
Seller's credit				12,000
Purchase price				18,230
Vessels and equipment				$ 103,400
Hilda Knutsen and Torill Knutsen [Member]
Business Acquisition [Line Items]
Cash consideration paid to KNOT (from KNOT)					$ 113,306
Purchase price adjustments					987
Purchase price					114,293
Vessels and equipment					335,000
Hilda Knutsen [Member]
Business Acquisition [Line Items]
Vessels and equipment					166,000
Torill Knutsen [Member]
Business Acquisition [Line Items]
Vessels and equipment					$ 169,000
Raquel Knutsen [Member]
Business Acquisition [Line Items]
Cash consideration paid to KNOT (from KNOT)	$ (12,019)
Purchase price adjustments	7,271
Seller's credit	12,981
Seller's loan	12,019
Purchase price	20,252
Vessels and equipment	$ 116,751
Dry Docking [Member] | Ingrid Knutsen [Member]
Business Acquisition [Line Items]
Vessels and equipment						$ 1,263
Dry Docking [Member] | Dan Sabia [Member] | Vessel Acquired [Member]
Business Acquisition [Line Items]
Purchase price adjustments						389
Dry Docking [Member] | Dan Cisne [Member] | Vessel Acquired [Member]
Business Acquisition [Line Items]
Purchase price adjustments						400
Dry Docking [Member] | Hilda Knutsen [Member]
Business Acquisition [Line Items]
Vessels and equipment						2,042
Dry Docking [Member] | Torill Knutsen [Member]
Business Acquisition [Line Items]
Vessels and equipment						2,166
Dry Docking [Member] | Raquel Knutsen [Member]
Business Acquisition [Line Items]
Vessels and equipment						$ 1,663